Subsequent event - Additional Information (Details)									3 Months Ended
	Jul. 14, 2020 USD ($) shares	Jul. 07, 2020 $ / shares shares	Jul. 01, 2020 USD ($) $ / shares shares	Jul. 01, 2020 CAD ($) $ / shares shares	Jun. 25, 2020 CAD ($) $ / shares shares	Jun. 16, 2020 CAD ($) $ / shares shares	Jun. 10, 2020 shares	Nov. 09, 2018 shares	Jun. 30, 2020 CAD ($)	Mar. 31, 2020 CAD ($)	Jun. 30, 2019 CAD ($)	Mar. 31, 2019 CAD ($)	Jul. 13, 2020 USD ($)	Mar. 27, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued | shares	4,412,804				25,000	187,500		4,250,000
Share issued price | $ / shares					$ 0.30	$ 0.80
Gross proceeds from issuance	$ 15,926,266					$ 150,000
Gross proceeds from exercise of options | $					$ 7,500
Share issuance costs and fees	$ 478,140								$ 2,890,382	$ 73,330	$ 10,425	$ 1,364,808
Investors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum aggregate offering price | $													$ 59,500,000	$ 30,000,000
Number of common shares issued | shares							10,000,000
Share transaction
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued | shares		28,517	1,232,500	1,232,500
Share issued price | $ / shares		$ 3.20	$ 2.56
Number Of Warrants Exercised | shares								75,315
Gross proceeds from issuance | $			$ 3,155,200
Share transaction | Investors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued | shares			81,250	81,250
Gross proceeds from issuance | $				$ 182,500
Share transaction | Investors [Member] | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Share issued price | $ / shares				$ 2.00
Share transaction | Investors [Member] | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Share issued price | $ / shares				$ 4.00
Share transaction | Investors One [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued | shares			135,171	135,171
Gross proceeds from exercise of options | $				$ 88,644
Share transaction | Investors One [Member] | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Share issued price | $ / shares				$ 0.30
Share transaction | Investors One [Member] | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Share issued price | $ / shares				$ 2.00